Note 12 - Employee Benefits	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note L - Employee Benefits

The Bank has a profit-sharing plan for the benefit of its employees and their beneficiaries. Contributions to the plan are determined by the Board of Directors of Ohio Valley. Contributions charged to expense were $278, $227, and $222 for 2014, 2013 and 2012.

Ohio Valley maintains an Employee Stock Ownership Plan (ESOP) covering substantially all employees of the Company. Ohio Valley issues shares to the ESOP, purchased by the ESOP with subsidiary cash contributions, which are allocated to ESOP participants based on relative compensation. The total number of shares held by the ESOP, all of which have been allocated to participant accounts, were 324,675 and 310,964 at December 31, 2014 and 2013.  In addition, the subsidiaries made contributions to its ESOP Trust as follows:

	Years ended December 31
	2014	2013	2012

Number of shares issued	14,618	28,634	32,765

Fair value of stock contributed	$351	$640	$617

Cash contributed	300	73	82

Total expense	$651	$713	$699

Life insurance contracts with a cash surrender value of $23,657 and annuity assets of $1,955 at December 31, 2014 have been purchased by the Company, the owner of the policies.  The purpose of these contracts was to replace a current group life insurance program for executive officers, implement a deferred compensation plan for directors and executive officers, implement a director retirement plan and implement supplemental retirement plans for certain officers.  Under the deferred compensation plan, Ohio Valley pays each participant the amount of fees deferred plus interest over the participant’s desired term, upon termination of service.  Under the director retirement plan, participants are eligible to receive ongoing compensation payments upon retirement subject to length of service.  The supplemental retirement plans provide payments to select executive officers upon retirement based upon a compensation formula determined by Ohio Valley’s Board of Directors.  The present value of payments expected to be provided are accrued during the service period of the covered individuals and amounted to $5,806 and $5,297 at December 31, 2014 and 2013. Expenses related to the plans for each of the last three years amounted to $604, $787, and $536. In association with the split-dollar life insurance plan, the present value of the postretirement benefit totaled $2,852 at December 31, 2014 and $2,152 at December 31, 2013.